Plant and Equipment - Schedule of plant and equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 95,356
Ending balance	109,065	$ 95,356
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	322,192	256,378
Disposals	(47,271)	(5,584)
Additions	64,692	69,735
Atlantic acquisition		2,119
Foreign exchange on translation	(8,808)	(456)
Ending balance	330,805	322,192
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	226,836	169,150
Disposals	(47,057)	(4,784)
Depreciation	46,523	63,532
Foreign exchange on translation	(4,562)	(1,062)
Ending balance	221,740	226,836
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,209
Ending balance	82,952	71,209
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	292,993	229,187
Disposals	(47,271)	(5,584)
Additions	59,763	69,360
Atlantic acquisition		446
Foreign exchange on translation	(7,234)	(416)
Ending balance	298,251	292,993
Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	221,784	166,236
Disposals	(47,057)	(4,784)
Depreciation	44,763	61,302
Foreign exchange on translation	4,191	(970)
Ending balance	215,299	221,784
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	749
Ending balance	981	749
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	749	663
Disposals	0	0
Additions	232	0
Atlantic acquisition		86
Foreign exchange on translation	0	0
Ending balance	981	749
Land [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Disposals	0	0
Depreciation	0	0
Foreign exchange on translation	0	0
Ending balance	0	0
Buildings and Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,398
Ending balance	25,132	23,398
Buildings and Leasehold [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,450	26,528
Disposals	0	0
Additions	4,697	375
Atlantic acquisition		1,587
Foreign exchange on translation	(1,574)	(40)
Ending balance	31,573	28,450
Buildings and Leasehold [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,052	2,914
Disposals	0	0
Depreciation	1,760	2,230
Foreign exchange on translation	(371)	(92)
Ending balance	$ 6,441	$ 5,052